Shareholder Report, Holdings (Details) - C000023718	Dec. 31, 2025
Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.60%
U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	42.40%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.40%